Phone:	(202) 772-5887
Fax:	(202) 572-1434
Email:	Gottfried@BlankRome.com

February 7, 2011

VIA EDGAR AS CORRESP

United States Securities and Exchange Commission

Division of Corporation Finance

Office of Mergers and Acquisitions

100 F Street, N.E.

Washington, DC 20549-3628

Re:	Herley Industries, Inc.

Tender Offer Pre-commencement Communications

Filed Pursuant to Rule 14d-9

Filed February 7, 2011

File No. 000-05411

Ladies and Gentlemen:

On behalf of our client, Herley Industries, Inc., a Delaware corporation (“Herley” or the “Company”), and pursuant to Section 14(d)(4) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and Rule 14d-9 promulgated thereunder, Herley is hereby filing with the Securities and Exchange Commission (the “SEC” or the “Commission”), under cover of Schedule 14D-9c, pre-commencement communications materials of Herley (the “Pre-commencement Materials”). The Pre-commencement Materials related to the planned tender offer (the “Offer”) by Lanza Acquisition Co. (“Merger Sub”), a Delaware corporation and a wholly-owned subsidiary of Kratos Defense & Security Solutions, Inc., a Delaware corporation (“Parent”), to purchase all of the outstanding shares of common stock, par value $0.10 per share, of Herley, to be commenced pursuant to an Agreement and Plan of Merger, dated as of February 7, 2011, by and among Parent, Merger Sub and Herley (the “Merger Agreement”).

The Offer has not yet commenced. Pursuant to the Merger Agreement, Parent has agreed to commence the Offer no later than Friday, February 25, 2011. The Offer will be made pursuant to a Tender Offer Statement on Schedule TO containing an offer to purchase, forms of letters of transmittal and other documents relating to the Offer, which Merger Sub will file with the SEC and mail to Herley shareholders. At the time the Offer is commenced, Herley will file a

United States Securities and Exchange Commission

February 7, 2011

Solicitation / Recommendation Statement on Schedule 14D-9 with respect to the Offer. As soon as practicable after the consummation of the Offer and subject to the satisfaction or waiver of certain conditions set forth in the Merger Agreement, Merger Sub will merge with and into the Company (the “Merger,” and, together with the Offer, the “Transaction”) with the Company continuing as the surviving corporation and an indirect, wholly-owned subsidiary of Parent.

*   *   *   *   *   *

If the Staff of the Commission has any questions or comments regarding the accompanying filing or any aspects of the Transaction, please contact the undersigned or Francis E. Dehel of Blank Rome LLP, counsel to Herley, at (202) 772-5887 and (215) 569-5532, respectively. Facsimile transmissions may be sent to either of us at (202) 572-1434 and (215) 832-5532 respectively.

Very truly yours,

/S/ KEITH E. GOTTFRIED

Keith E. Gottfried

Enclosures

cc:	Francis E. Dehel, Esq., Blank Rome LLP